Staff costs (Tables)	12 Months Ended
Dec. 31, 2019
Staff costs
Staff costs

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Wages and salaries	€(116,408)	€(61,619)	€(46,677)
Social security costs	(16,858)	(11,003)	(9,081)
Pension costs	(4,715)	(2,994)	(2,175)
Other personnel costs	(39,109)	(27,375)	(16,465)
Total personnel costs	€(177,090)	€(102,991)	€(74,398)